Discontinued Operations (Consolidated Statements Of balance sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Aug. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash			$ 35	$ 15
Current	$ 0		97
Current			4,342
Century Skyway Limited
Cash			2	5
Advances to suppliers			44	45
Goodwill			12,831	12,831
Intangible assets			16,402	16,402
Long-live asset subtotal			16,402	16,402
Assets held for sale				29,283
Current				12,881
Non-current				16,402
Other payables, accrued liabilities and customer deposits			185	182
Deferred tax liabilities			4,100	4,100
Liabilities held for sale				4,282
Current				182
Non-current				$ 4,100
Boca International Limited
Cash		$ 2	35
Accounts receivable, net		186	25
Operating lease right-of-use assets, net		95	95
Other receivables and prepayments		37	37
Equipment			2,799
Intangible assets		2,063	2,377
Long-live asset subtotal		4,900	5,271
Assets held for sale			5,368
Current			97
Non-current			5,271
Other payables, accrued liabilities and customer deposits		4,235	4,274
Operating lease liability, current			68
Operating lease liability, non-current			29
Deferred tax liabilities		$ 516	594
Liabilities held for sale			4,965
Current			4,342
Non-current			$ 623